Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

10.Leases

The Group has operating leases for corporate offices, warehouses and retail stores. In addition, upon the adoption of ASC 842, land use rights with total carrying amount of RMB4.1 billion each (Note 9) were identified as operating lease right-of-use assets as of December 31, 2022 and 2023, respectively.

The Group’s leases have remaining lease terms of 1 month to 67 years, some of which include options to terminate the leases within certain periods. The Group considers these options in determining the classification and measurement of the leases when it is reasonably certain that the Group will exercise that option.

The following table provides information related to the Group’s operating leases (in thousands):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost	461,542	409,196	344,606
Cash paid for amounts included in the measurement of operating lease liabilities	503,127	471,214	331,579
Right-of-use assets obtained in exchange for operating lease obligations	763,919	336,381	215,209

Additionally, the short-term lease cost was RMB31.4 million, RMB27.4 million and RMB42.3 million for the year ended December 31, 2021, 2022 and 2023, respectively.

The following table provides a summary of the Group’s operating lease terms and discount rates, which excludes the land use rights, as of December 31, 2022 and 2023:

	December 31,	December 31,
	2022	2023
Weighted average remaining lease term	3.22 years	2.92 years
Weighted average discount rate	3.82%	3.77%

Maturities of operating lease liabilities as of December 31, 2023 were as follows (in thousands):

RMB
2024	284,976
2025	193,875
2026	132,049
2027	85,279
2028	83,947
Thereafter	106,998
Total operating lease payments	887,124
Less: imputed interest	(71,802)
Total	815,322